CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS	12 Months Ended
Dec. 31, 2021
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS

8. CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS

In November 2011, the Company issued convertible notes (“Series Pre-A Convertible Notes”) to certain investors in the amount of 4,590,908. The notes carried a simple interest (non-compounding) of 6% per annum as set out in the note purchase agreement. All outstanding principal balance and accrued but unpaid interest of the notes should be automatically converted into the convertible redeemable preferred shares of the Company at a price no more than US$1 per share.

In November 2014, the Company issued 5,473,957 Series A-1 convertible redeemable preferred shares (“Series A-1 Preferred Shares”) to certain investors upon conversion of the Company’s Series Pre-A convertible notes at a conversion price of US$1 per share. Concurrently, the Company issued 2,370,414 Series A-2 convertible redeemable preferred shares (“Series A-2 Preferred Shares”) to certain investors at US$1.27 per share for a total consideration of US$3,000,000. Series A-1 Preferred Shares and Series A-2 Preferred Shares are collectively referred to as the Series A Preferred Shares.

From January through June 2016, the Company issued 7,494,537 Series B convertible redeemable preferred shares (“Series B Preferred Shares”) to certain investors at US$3.74 per share for a total consideration of US$27,999,995.

From February through May 2018, the Company issued 5,597,354 Series C-1 convertible redeemable preferred shares (“Series C-1 Preferred Shares”) to certain investors at US$8.93 per share for a total consideration of US$50,000,033. Concurrently, in February 2018, the Company also issued warrants to two Series C-1 investors at nil consideration (“Series C-1 Warrants”). The Series C-1 Warrants allowed the holders to purchase Series C-2 Preferred Shares (defined below) at the exercise price of US$10.21 per share for a total consideration of up to US$7,500,000. Series C-1 Warrants were exercisable, in whole or in part, at any time from the warrant issuance date to the earlier of i) April 1, 2019, ii) a deemed liquidation event or iii) the closing of the Qualified IPO. Series C-1 Warrants expired on April 1, 2019.

From June through November 2019, the Company issued 1,861,121 Series C-2 convertible redeemable preferred shares (“Series C-2 Preferred Shares”) to certain investors at US$10.21 per share for a total consideration of US$18,999,999.

In December 2019, the Company issued 4,452,441 Series C-3 convertible redeemable preferred shares (“Series C-3 Preferred Shares”) to a certain investor at US$11.23 per share for a total consideration of US$50,000,000.

Series C-1 Preferred Shares, Series C-2 Preferred Shares and Series C-3 Preferred Shares are collectively referred to as the Series C Preferred Shares.

Upon completion of the IPO on February 11, 2021, each of the then outstanding Series A Preferred Shares, Series B Preferred Shares, and Series C Preferred Shares (collectively the “Preferred Shares”) was automatically converted into one ordinary share.

The key features of Preferred Shares were as follows:

Dividends

Each holder of the Preferred Shares would be entitled to receive non-cumulative dividends when declared by the Board of Directors prior and in preference to ordinary shareholders. The dividend should be paid at the rate of 6% of the original issue price per share per annum on each Preferred Shares in the sequence of Series C Preferred Shares and Preferred Shares other than the Series C Preferred Shares. After the preferential dividends relating to the Preferred Shares were paid in full or declared and set apart in any fiscal year of the Company, any additional dividends out of funds or assets legally available therefore may be declared in that fiscal year for the Shares and, if such additional dividends were declared, the preferred shareholders shall be entitled to participate on an as converted-basis pro-rata in any dividends or distributions paid to the ordinary shareholders.

Voting

Each Preferred Share had voting rights equivalent to the number of ordinary shares to which it was convertible at the record date. The Preferred Shares shall vote separately as a class with respect to certain specified matters. Otherwise, the preferred shareholders and ordinary shareholders shall vote together as a single class.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, or the cessation of the business of the Company or of a substantial portion of the business of the Company, whether voluntary or involuntary, or any deemed liquidation event (unless waived by the preferred shareholders), the preferred shareholders would be entitled to receive a per share amount equal to 100% of the original issue price of the respective series of the Preferred Shares, in the sequence of Series C Preferred Shares, Series B Preferred Shares and Series A Preferred Shares. After such liquidation amounts were paid in full, the preferred shareholders were entitled to receive a simple interest accruing on each Preferred Share at 6% of its original issue price per annum from the date of issuance of such Preferred Share to the date of distribution of such amount, in the sequence of Series C Preferred Shares, Series B Preferred Shares and Series A Preferred Shares. After such interest amounts were paid in full, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed on a pro rata basis among the preferred shareholders, on an as-converted basis, together with the ordinary shareholders.

Conversion

Each Preferred Share might be converted at any time into ordinary shares at the option of the preferred shareholders based on the then-effective conversion price. The initial conversion ratio was 1:1, subject to adjustment in the event of share splits, share combinations, ordinary share dividends or distributions, other dividends, reorganizations, mergers, consolidations, reclassifications, exchanges, substitutions, or dilutive issuance.

All Preferred Shares would be converted automatically into ordinary shares at the then effective applicable conversion price upon the earlier of a Qualified Public Offering (public offering of the Company’s shares with an offering price (exclusive of underwriting commissions and expenses) that reflected a market capitalization (immediately prior to the public offering) of not less than US$650,000,000 and with an aggregate proceeds of no less than US$75 million) or a date specified by written consent or agreement of the holders of at least 80% of the voting power of the then outstanding Preferred Shares.

Redemption

The Preferred Shares were redeemable upon request by the holders of the majority outstanding Preferred Shares if the Company failed to consummate a Qualified Public Offering or completed a deemed liquidation event on or before March 31, 2025 at the redemption price equal to the original issue price plus any declared but unpaid dividends.

Accounting for Preferred Shares

The Preferred Shares were classified as mezzanine equity in the consolidated balance sheets because they were contingently redeemable upon the occurrence of an event outside of the Company’s control (e.g. the Company not achieving a Qualified Public Offering or a deemed liquidation event before March 31, 2025 (“Target QIPO Date”)). The Preferred Shares were determined to be mezzanine equity with no embedded feature to be bifurcated and no beneficial conversion features to be recognized. The Preferred Shares were initially recorded at their respective issuance date fair value, net of issuance cost and fair value allocated to the detachable warrants. The Company did not incur material issuance cost for any Preferred Shares issued.

Prior to the IPO, the Company concluded that the Preferred Shares were not redeemable, but were probable to become redeemable. The Company accreted changes in the redemption value over the period from the date of issuance to the earliest redemption date for the year ended December 31, 2020, and to the IPO date for the year ended December 31, 2021, using the interest method. No accretion charge was recorded as the redemption value was fixed to original issue price for the periods presented, except for Series C-1 Preferred Shares issued with detachable warrants.

Modification of Preferred Shares

The Company made several amendments to the Preferred Shares, mainly including: 1) added redemption rights for Series A Preferred Shares upon the issuance of the Series B Preferred Shares; and 2) extended the Target QIPO Date upon the issuance of the Series C-1 Preferred Shares and the Series C-3 Preferred Shares. These amendments were accounted for as modifications rather than extinguishments as the fair values of these Preferred Shares immediately after the amendments were not significantly different from their respective fair values immediately before the amendment. When Preferred Shares are modified and such modification results in value transfer between preferred shareholders and ordinary shareholders, the value transferred is treated as a deemed dividend to or deemed contribution from the preferred shareholders.

The Company’s Preferred Shares activities for the periods presented were summarized below:

Mezzanine equity	Series A-1	Series A-2	Series B	Series C-1	Series C-2	Series C-3	Total
	US$	US$	US$	US$	US$	US$	US$
Balance as of December 31, 2018	5,473,957	3,000,000	27,999,995	48,481,159	—	—	84,955,111
Issuance of Series C-2 Preferred Shares	—	—	—	—	18,999,999	—	18,999,999
Issuance of Series C-3 Preferred Shares	—	—	—	—	—	50,000,000	50,000,000
Accretion of Series C-1 Preferred Shares to redemption value	—	—	—	246,184	—	—	246,184
Balance as of December 31, 2019	5,473,957	3,000,000	27,999,995	48,727,343	18,999,999	50,000,000	154,201,294
Accretion of Series C-1 Preferred Shares to redemption value	—	—	—	248,113	—	—	248,113
Balance as of December 31, 2020	5,473,957	3,000,000	27,999,995	48,975,456	18,999,999	50,000,000	154,449,407
Accretion of Series C-1 Preferred Shares to redemption value				28,553			28,553
Conversion of Preferred Shares to Ordinary Shares	(5,473,957)	(3,000,000)	(27,999,995)	(49,004,009)	(18,999,999)	(50,000,000)	(154,477,960)
Balance as of December 31, 2021	—	—	—	—	—	—	—

The warrants were to subscribe for Series C-2 Preferred Shares and had expired on April 1, 2019, which were freestanding instruments and classified as liabilities in accordance with ASC 480. The warrants were initially recognized at fair value, with subsequent changes in fair value recorded in earnings. The Company recognized gains from the decrease in fair value of the warrants of US$1,207,415 for the year ended December 31, 2019.